STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balances at Sep. 18, 2011	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Sep. 18, 2011	0
Sale of common stock to Sponsor on October 6, 2011 at $0.01159 per share	216	24,784	0	25,000
Sale of common stock to Sponsor on October 6, 2011 at $0.01159 per share (in shares)	2,156,250
Net income for the year ended			(35,010)	(35,010)
Balances at Dec. 31, 2011	216	24,784	(35,010)	(10,010)
Balance (in shares) at Dec. 31, 2011	2,156,250
Sale of common stock to Chairman on February 29, 2012 at $10.00 per unit	1	99,999		100,000
Sale of common stock to Chairman on February 29, 2012 at $10.00 per unit (in shares)	10,000
Sale of common stock through public offering on February 29, 2012 at $10.00 per unit	750	74,999,250		75,000,000
Sale of common stock through public offering on February 29, 2012 at $10.00 per unit (in shares)	7,500,000
Warrant liability recorded on February 29, 2012		(8,757,500)		(8,757,500)
Underwriters' fees and offering expenses		(4,686,252)		(4,686,252)
Proceeds from private placement of 4,166,667 warrants on February 29, 2012		3,125,000		3,125,000
Proceeds subject to possible redemption of 5,970,568 shares	(597)	(59,805,650)		(59,806,247)
Proceeds subject to possible redemption of 5,970,568 shares (in shares)	(5,970,568)
Forfeiture of common stock by Sponsor on April 9, 2012	(28)	28		0
Forfeiture of common stock by Sponsor on April 9, 2012 (in shares)	(281,250)
Change in shares subject to possible redemption of shares to 6,347,809 at December 31, 2012	(38)	38	(3,671,841)	(3,671,841)
Change in shares subject to possible redemption of shares to 6,347,809 at December 31, 2012 (in shares)	(377,241)
Net income for the year ended			3,706,851	3,706,851
Balances at Dec. 31, 2012	$ 304	$ 4,999,697	$ 0	$ 5,000,001
Balance (in shares) at Dec. 31, 2012	3,037,191